Accounting Policies, by Policy (Policies)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Functional and presentation currency

2.1 Functional and presentation currency

The financial statements of each subsidiary included in the consolidation are prepared using the functional currency of the main economic environment it operates. The results and financial position of all entities with a functional currency different from its ultimate parent’s functional currency (R$) have been translated to R$ and then these financial statements have been translated from the parent´s functional currency (R$) into the Group’s presentation currency (US$)
Foreign currencies

2.2 Foreign currencies

Transactions in foreign currencies other than an entity’s functional currency are initially measured in the functional currency of the entity using the exchange rate effective at the date of each transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the closing exchange rate at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income, under the caption “Finance income” or “Finance expense”.

Translation of subsidiaries financial statements

2.3 Translation of subsidiaries financial statements

These consolidated financial statements are presented in U.S dollar (US$). The Group selected the US$ as its presentation currency to facilitate a more direct comparison to other competitors, as follows:

(i)	assets and liabilities are translated at the current rate at the date of each closing period;
(ii)	income and expenses are translated at the average rate at the date of each closing period; and
(iii)	all exchange rate translation differences are recognized in other comprehensive income (loss) and are presented in the statement of comprehensive income (loss) as foreign currency translation adjustments.

New standards, amendments and interpretations

2.4 New standards, amendments and interpretations

a. Standards, amendments and interpretations recently issued and adopted by the Group

IFRS 9 and IFRS 7 – Classification, Measurement and Disclosure of Financial Instruments.

Starting January 1, 2026, amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures became effective, establishing that:

i.	They clarify the timing of recognition and derecognition of financial assets measured at amortized cost or at fair value, and of financial liabilities, including transactions settled through electronic payment or clearing systems;
ii.	They enhance guidance for assessing the solely payments of principal and interest criterion (SPPI), particularly for instruments containing contractual terms with contingent features, non-standard indices, or adjustments to consideration; and
iii.	They introduce additional disclosure requirements related to significant judgments applied in the classification of financial instruments and to equity instruments designated at fair value through other comprehensive income, including more detailed information on gains, losses and disposals.

Additionally, with respect to power purchase agreements whose delivery is contingent upon weather-related factors, such as wind or solar energy purchase contracts with variable volumes, the amendments clarify the circumstances under which such instruments may qualify as contracts entered into for own use and, therefore, remain outside the scope of fair value measurement. The amendments also permit their designation as hedging instruments, provided that the formal documentation and effectiveness requirements set forth in the applicable standard are met. Furthermore, specific disclosures are required regarding the nature of such contracts, including their key terms and conditions, exposure to weather-related variables, and the corresponding impacts on profit or loss, cash flows and the entity’s risk management.

The Group is assessing the impacts of adopting the amendments to IFRS 9 and IFRS 7 and does not expect any material impacts on its consolidated financial information, other than potential enhancements to the required disclosures.

b. New standards, amendments and interpretations that are not yet effective

IFRS 18 - Presentation and Disclosure of Financial Statements.

Starting January 1, 2027, IFRS 18 will replace IAS 1 Presentation of Financial Statements. The new standard introduces the following main new requirements:

i.	Entities are required to classify all income and expenses into five categories in the income statement: operating, investing, financing, discontinued operations, and income tax. Entities are also required to present a newly defined operating profit subtotal. The entities’ net profit will not change.
ii.	Management-defined performance measures are disclosed in a single note in the financial statements.
iii.	Enhanced guidance will be provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new standard and will adjust its disclosures in the annual financial statements in accordance with the standard's requirements once it becomes effective.